LEASES (Details 1) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022
Other Liabilities Disclosure [Abstract]
Operating lease cost			$ 648,000
Short-term lease cost
Variable lease cost